FEDERAL HOME LOAN BANK ADVANCES (Tables)	12 Months Ended
Sep. 30, 2013
FEDERAL HOME LOAN BANK ADVANCES [Abstract]
Schedule of Advances

	September 30,
	2013	2012

Maturities February 2016 through June 2024, fixed rate at rates from 2.16% to 6.70%, weighted average rate of 2.94% at September 30, 2013 and 2.95% September 30, 2012	$13,230	$17,672

Schedule of Rates on Advances
	September 30,
	2013	2012

1.75% - 2.75%	$6,660	$8,868
2.76% - 3.75%	5,216	6,899
3.76% - 4.75%	1,276	1,788
4.76% - 5.75%	-	-
5.76% - 6.75%	78	117
	$13,230	$17,672

Schedule of Payments Contractually Required
		September 30,
	2014	$3,796
	2015	2,948
	2016	2,385
	2017	1,908
	2018	1,505
	Thereafter	688
Total		$13,230